Interests in entities - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) entity associate	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Interests in entities [Line Items]
Number of consolidated subsidiaries not wholly owned	3	3
Total sales	€ 17,834	€ 18,021	€ 18,169
Net income	897	(698)	(463)
Investments in associates	148	257	381
Reclassification adjustments on exchange differences on translation of foreign operations, before tax	€ 33	7	€ 26
Number of individually material associates | associate	0
Philips Medical Capital LLC
Interests in entities [Line Items]
Stake in unconsolidated structured entity	€ 26	31
Philips Medical Capital (PMC) Entities
Interests in entities [Line Items]
Number of unconsolidated structured entities | entity	3
Total for all associates
Interests in entities [Line Items]
Gain on reclassification of associate	€ 2
Reclassification adjustments on exchange differences on translation of foreign operations, before tax	19
Reserve of exchange differences on translation	(68)	(10)
Significant Contingent Liabilities	0
B-soft
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		63
Subsidiaries with material non-controlling interests
Interests in entities [Line Items]
Total sales	479	467
Net income	€ 37	€ 10